Organization and Principal Activities - Schedule of Consolidated Balance Sheets (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 8,488	$ 63,002
Restricted cash	19,961	26,127
Accounts receivable, net	51,890	284,628
Prepaid expenses and other current assets	984,998	1,007,922
Total current assets	1,065,337	1,381,679
Non-current assets
Property and equipment, net	50,882	64,472
Intangible assets, net	51,957	66,859
Deferred tax assets	11,987	12,324
Total non-current assets	114,826	143,655
Total assets	1,180,163	1,525,334
Current liabilities
Accounts payable	5,821	5,985
Accrued expenses and other current liabilities	1,773,390	1,848,687
Total current liabilities	1,779,211	1,854,672
Non-current liability
Total non-current liability	1,368,555	764,094
Total liabilities	3,147,766	2,618,766
Total revenues	107,507	146,554	$ 161,372
Net loss	(917,055)	(797,223)	(960,506)
Net cash used in operating activities	(711,635)	(254,262)	(371,005)
Net cash used in investing activities		(23,433)	(34,346)
Net cash (used in) provided by financing activities	604,461	299,385	$ (156,311)
Related party
Non-current liability
Due to a related party	$ 1,368,555	$ 764,094